Notes to the Assets of the Balance Sheet -Summary Of Quantitative Information About Right of use Assets Explanatory (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	€ 0
Additions	3,459,000
Depreciation of Right-of-Use Assets	(2,805,000)
Ending Balance	43,160,253	€ 0
Beginning Balance	40,783,000
Additions	4,122,000
Interest Expenses on Lease Liabilities	932,000	0	€ 0
Lease Payments	0	0	€ 0
Ending Balance	40,783,000	40,783,000
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	42,094,000
Additions	3,009,000
Depreciation of Right-of-Use Assets	(2,517,000)
Ending Balance	42,586,000	42,094,000
Interest Expenses on Lease Liabilities	0
Lease Payments	0
Car [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	244,000
Additions	138,000
Depreciation of Right-of-Use Assets	(144,000)
Ending Balance	238,000	244,000
Interest Expenses on Lease Liabilities	0
Lease Payments	0
Technical Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	168,000
Additions	312,000
Depreciation of Right-of-Use Assets	(144,000)
Ending Balance	336,000	€ 168,000
Interest Expenses on Lease Liabilities	0
Lease Payments	€ 0